Document and Entity Information - shares	3 Months Ended
	Dec. 30, 2016	Jan. 17, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Atkore International Group Inc.
Entity Central Index Key	0001666138
Document Type	S-1
Document Period End Date	Dec. 30, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		63,111,090